Financial Instruments - Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 585,543	$ 574,449
Recurring fair value measurement
Disclosure of fair value measurement of liabilities [line items]
Liabilities	30,832	46,949
Recurring fair value measurement | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	3,449	6,038
Recurring fair value measurement | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Recurring fair value measurement | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	27,383	40,911	$ 107,862
Recurring fair value measurement | Earnout liabilities
Disclosure of fair value measurement of liabilities [line items]
Liabilities	16,380	24,147
Recurring fair value measurement | Earnout liabilities | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Recurring fair value measurement | Earnout liabilities | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Recurring fair value measurement | Earnout liabilities | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	16,380	24,147	0
Recurring fair value measurement | Earn-in liabilities
Disclosure of fair value measurement of liabilities [line items]
Liabilities	9,079	13,384
Recurring fair value measurement | Earn-in liabilities | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Recurring fair value measurement | Earn-in liabilities | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Recurring fair value measurement | Earn-in liabilities | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	9,079	13,384	0
Recurring fair value measurement | Warrant liabilities
Disclosure of fair value measurement of liabilities [line items]
Liabilities	5,373	9,418
Recurring fair value measurement | Warrant liabilities | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	3,449	6,038
Recurring fair value measurement | Warrant liabilities | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Recurring fair value measurement | Warrant liabilities | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 1,924	$ 3,380	$ 0